Capital Management	12 Months Ended
Dec. 31, 2020
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Capital Management

 NOTE 24   CAPITAL MANAGEMENT

The objective of our capital allocation policy is to balance the return of capital to our shareholders, improvements in the efficiency of our existing assets, and delivery on our growth opportunities, while maintaining a strong balance sheet and flexible capital structure to optimize the cost of capital at an acceptable level of risk. Our goal is to pay a stable and growing dividend with a target payout that represents 40 to 60 percent of free cash flow after sustaining capital through the agricultural cycle.

We include total debt, adjusted total debt, adjusted net debt and adjusted shareholders’ equity as components of our capital structure. We monitor our capital structure and, based on changes in economic conditions, may adjust the structure by adjusting the amount of dividends paid to shareholders, repurchasing shares, issuing new shares, issuing new debt or retiring existing debt.

We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on notes and debentures.

We monitor the following ratios:

	2020	2019
Adjusted net debt to adjusted EBITDA	2.6	2.5
Debt to capital [1] (Limit: 0.65:1.00)	0.34:1.00	0.33:1:00
Adjusted EBITDA to adjusted finance costs	7.4	8.0
1 Calculated as adjusted total debt to adjusted capital.

 Adjusted EBITDA is calculated in Note 3, while the calculation of the remaining components included in the above ratios are set out in the following tables:

	2020	2019
Short-term debt	159	976
Current portion of long-term debt	14	502
Current portion of lease liabilities	249	214
Long-term debt	10,047	8,553
Lease liabilities	891	859
Total debt	11,360	11,104
Letters of credit - financial	150	158
Adjusted total debt	11,510	11,262

	2020	2019
Total debt	11,360	11,104
Cash and cash equivalents	(1,454)	(671)
Unamortized fair value adjustments	(404)	(424)
Adjusted net debt	9,502	10,009

	2020	2019
Total shareholders' equity	22,365	22,869
Accumulated other comprehensive loss	119	251
Adjusted shareholders' equity	22,484	23,120
Adjusted total debt	11,510	11,262
Adjusted capital	33,994	34,382

	2020	2019
Finance costs	520	554
Unwinding of discount on asset retirement obligations	(33)	(54)
Borrowing costs capitalized to property, plant and equipment	20	18
Interest on net defined benefit pension and other post-retirement plan obligations	(13)	(15)
Adjusted finance costs	494	503

In 2020, we filed a universal base shelf prospectus in Canada and the US qualifying the issuance of up to $5.0 billion of common shares, debt securities and other securities during a period of 25 months from March 16, 2020. In 2020, we filed a prospectus supplement to issue $1,500 of notes, as discussed in Note 18.